FORM 13F



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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2003

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                          [ ] is a restatement.
                          [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Monica R. Landry
                                 Managing Member
                                 (415) 421-2132





                              /s/ Monica R. Landry
                            -------------------------
                            San Francisco, California
                                 August 14, 2003



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       107

                    Form 13 F Information Table Value Total:

                             $ 2,256,626 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.



Farallon Capital Management
FORM 13F
                 30-Jun-03



Column 1                        Column 2         Column 3    Column 4  Column 5             Column 6 Column 7 Column 8

                                                                                                             Voting Authority
                                                                                                     -------------------------------
                                                               Value     Shares/   Sh/ Put/ Invstmt   Other
Name of Issuer                  Title of class   CUSIP       (x$1000)    Prn Amt   Prn CallDiscretion Managers      Sole Shared None
--------------                  --------------   ---------   --------  ----------  --- ---- -------  -------- ---------- ------ ----
Acxiom Corp                     COM              005125109      2,547     167,037  SH        Other      1        167,037
Agere Systems                   CL B             00845V209     30,586  13,297,977  SH        Other      1     13,297,977
Agere Systems                   CL A             00845V100     15,938   6,840,317  SH        Other      1      6,840,317
Agilent Tech Inc                DBCV 3% 12/0     00846UAB7        490     500,000  PRN       Other      1        500,000
Allied Waste Industries         COM PAR$.01 NEW  019589308      8,022     798,200  SH        Other      1        798,200
Allied Waste Pfd                PFD SR C CONV    019589605     25,963     442,300  SH        Other      1        442,300
AMC Entertainment Inc.          COM              001669100      1,464     128,000  SH        Other      1        128,000
Ameristar Casinos               COM              03070Q101      6,795     318,450  SH        Other      1        318,450
Amylin Pharmaceuticals Inc      COM              032346108     83,255   3,784,340  SH        Other      1      3,784,340
Anthem Inc.                     COM              03674B104     48,558     629,400  SH        Other      1        629,400
Arch Capital Group              COM              G0450A105     27,322     787,824  SH        Other      1        787,824
Aspen Technology                COM              045327103      1,849     390,075  SH        Other      1        390,075
Astoria Financial Corp          COM              046265104     14,202     508,500  SH        Other      1        508,500
Atherogenics Inc.               COM              047439104     13,551     907,608  SH        Other      1        907,608
Banco Latino Americano de exp   CL E             P16994132     28,345   3,556,412  SH        Other      1      3,556,412
BankAtlantic Bancorp Inc        CL A             065908501        893      75,100  SH        Other      1         75,100
Bay View Capital Corporation    COM              07262L101      2,271     392,900  SH        Other      1        392,900
Beasley Broadcast Group         CL A             074014101      4,561     336,574  SH        Other      1        336,574
Big City Radio                  CL A             089098107        309     319,000  SH        Other      1        319,000
Bruker Axs Inc.                 COM              11679P101      7,422   2,283,830  SH        Other      1      2,283,830
Bruker Daltonics Inc.           COM              116795105      8,780   1,641,109  SH        Other      1      1,641,109
Canada Life Financial Corp      COM              135113108     45,600   1,380,000  SH        Other      1      1,380,000
Capital Pacific Holdings Inc    COM              14040M104     15,592   3,712,276  SH        Other      1      4,947,276
Catalytica Energy Systems       COM              148884109      6,157   2,280,338  SH        Other      1      2,280,338
Centerpulse Ltd                 SPON ADR         152005104      2,087      77,300  SH        Other      1         77,300
Central Parking Corp            COM              154785109      2,508     202,900  SH        Other      1        202,900
Chateau Communities Inc.        COM              161726104     12,487     422,000  SH        Other      1        422,000
Citigroup Inc                   *W EXP 99/99/999 172967127      9,354   9,170,738  SH        Other      1      9,170,738
City Investing Co Liq. Tr       UNIT BEN INT     177900107     23,571  12,341,096  SH        Other      1     12,341,096
Clayton Homes Inc               COM              184190106     21,962   1,750,000  SH        Other      1      1,750,000
Compania Anonima Nacionl Tel    SPON ADR         204421101      1,977     158,300  SH        Other      1        158,300
Compania Vale Do Rio Doce       SPON ADR         204412209     14,433     486,600  SH        Other      1        486,600
Concord EFS                     COM              206197105     58,880   4,000,000  SH        Other      1      4,000,000
Copper Mountain Networks Inc.   COM NEW          217510205        901      83,460  SH        Other      1         83,460
CSG Systems Intl Inc            COM              126349109     45,977   3,240,090  SH        Other      1      3,240,090
D&E Communications              COM              232860106      2,988     263,071  SH        Other      1        263,071
Darden Restaurants Inc.         COM              237194105     25,946   1,367,000  SH        Other      1      1,367,000
DST Systems Inc Del             COM              233326107      3,420      90,000  SH        Other      1         90,000
Elan Corp PLC                   *W EXP 08/31/200 G29539163        247   1,374,400  SH        Other      1      1,374,400
Federal Home Ln MTG Corp        COM              313400301     30,970     610,000  SH        Other      1        610,000
FTD Inc                         CL A             30265Q109      9,450     468,750  SH        Other      1        468,750
G & K Services Inc.             CL A             361268105     22,615     768,158  SH        Other      1        768,158
Gartner Group                   COM              366651107     11,461   1,512,000  SH        Other      1      1,512,000
Gartner Group                   CL B             366651206     10,385   1,384,680  SH        Other      1      1,384,680
General Maritime Corp           SHS              Y2692M103     10,746   1,058,723  SH        Other      1      1,058,723
Golf Trust of America           COM              38168B103        346     112,200  SH        Other      1        112,200
Halliburton Co.                 COM              406216101      3,220     140,000  SH        Other      1        140,000
Health Net, Inc.                COM              42222G108      6,116     185,600  SH        Other      1        185,600
Hispanic Broadcasting Corp      CL A             43357B104     84,178   3,307,600  SH        Other      1      3,307,600
Idec Pharmaceuticals Corp       COM              449370105     20,036     590,000  SH        Other      1        590,000
Impath Inc.                     COM              45255G101     12,205     864,977  SH        Other      1        864,977
Insurance Auto Auctions         COM              457875102     23,134   1,827,300  SH        Other      1      1,827,300
Invitrogen                      NOTE 2.25% 12/1  46185RAD2     12,082  13,000,000  PRN       Other      1     13,000,000
Invitrogen Corp                 COM              46185R100     52,620   1,370,300  SH        Other      1      1,370,300
JD Edwards & Co.                COM              281667105     87,921   6,144,000  SH        Other      1      6,144,000
Jo-Ann Stores Inc               CL B NON VTG     47758P208      1,402      63,300  SH        Other      1         63,300
Jones Lang Lasalle Inc          COM              48020Q107      5,582     353,316  SH        Other      1        353,316
Juno Lighting                   COM NEW          482047206      6,788     507,349  SH        Other      1        507,349
Korn Ferry International        COM NEW          500643200     16,779   2,071,500  SH        Other      1      2,071,500
La Quinta Corp                  PAIRED CTF       50419U202     15,682   3,638,600  SH        Other      1      3,638,600
Laboratory Crp of Amer Hldgs    COM NEW          50540R409     74,214   2,461,500  SH        Other      1      2,461,500
Lending Tree                    COM              52602Q105      2,869     118,300  SH        Other      1        118,300
Liberty Media                   COM SER A        530718105     24,045   2,080,000  SH        Other      1      2,080,000
Manhanagar Tel Nigam Ltd        SPONS ADR 2001   559778402      5,311   1,106,400  SH        Other      1      1,106,400
Metamor Worldwide               NOTE 2.94% 08/01 59133PAA8     10,767  26,423,000  PRN       Other      1     26,423,000
Montpelier Re Holdings          SHS              G62185106     47,776   1,511,900  SH        Other      1      1,511,900
Network Associates Inc.         COM              640938106        694      54,700  SH        Other      1         54,700
Newcastle Investment Corp       COM              65105M108     20,525     814,500  SH        Other      1        814,500
Nortel Inversora                SPON ADR PFD B   656567401     12,983   4,808,690  SH        Other      1      4,808,690
Northrop Grumman Corp           COM              666807102     13,960     161,780  SH        Other      1        161,780
NPS Pharmaceuticals Inc.        COM              62936P103     29,622   1,217,000  SH        Other      1      1,217,000
Oak Technology Inc.             COM              671802106     14,278   2,310,300  SH        Other      1      2,310,300
Officemax Inc.                  COM              67622M108     40,275   6,148,900  SH        Other      1      6,148,900
Owens-Illinois Inc.             COM              690768403     16,390   1,190,300  SH        Other      1      1,190,300
Parker Drilling Co.             COM              701081101      2,984   1,025,500  SH        Other      1      1,025,500
Pfizer                          COM              717081103    147,016   4,305,010  SH        Other      1      4,305,010
PG&E Corporation                COM              69331c108     73,025   3,452,700  SH        Other      1      3,452,700
Platinum Underwriters Holdings  COM              G7127P100     17,777     655,000  SH        Other      1        655,000
Potash Corp of Saskatchewan     COM              73755L107     29,722     464,400  SH        Other      1        464,400
PRG Schultz International       COM              69357C107     14,241   2,409,691  SH        Other      1      2,409,691
Providian                       NOTE 2/1         74406AAB8      9,842  22,560,000  PRN       Other      1     22,560,000
Quantum Corp                    COM DSSG         747906204        886     218,800  SH        Other      1        218,800
Quest Diagnostics               COM              74834L100      5,417      84,900  SH        Other      1         84,900
Quintiles Transactional Corp    COM              748767100     21,887   1,544,609  SH        Other      1      1,544,609
Register Com Inc                COM              75914G101     11,543   1,914,300  SH        Other      1      1,914,300
Renal Treatment CTRS Inc.       NOTE 5.625% 7/1  759671AC4      4,981   4,810,000  PRN       Other      1      4,810,000
Salix Pharmaceuticals Ltd       COM              795435106     18,775   1,807,053  SH        Other      1      1,807,053
Sappi Ltd.                      SPON ADR NEW     803069202     28,671   2,321,500  SH        Other      1      2,321,500
Scientific Games Corp           CL A             80874P109        109      11,700  SH        Other      1         11,700
Sealed Air Corp                 COM              81211K100     40,854     857,200  SH        Other      1        857,200
Sealed Air Pfd                  PFD CV A $2      81211K209     95,083   1,866,201  SH        Other      1      1,866,201
Sepracor                        NOTE 5.75% 11/1  817315AQ7     20,585  22,330,000  PRN       Other      1     22,330,000
Sepracor Inc '07                SDVC 5% 2/1      817315AL8     18,094  20,503,000  PRN       Other      1     20,503,000
Siebel Systems                  NOTE 5.5% 9/1    826170AC6     12,749  12,468,000  PRN       Other      1     12,468,000
Solutia Inc                     COM              834376105      1,278     586,300  SH        Other      1        586,300
Sunguard Data Systems Inc       COM              867363103     11,377     439,100  SH        Other      1        439,100
Trammell Crow Co                COM              89288R106      4,219     397,600  SH        Other      1        397,600
Trizec Properties Inc.          COM              89687P107      8,243     725,000  SH        Other      1        725,000
United Stationers Inc           COM              913004107     91,743   2,560,505  SH        Other      1      2,560,505
Veridian Corp Del               COM              92342R203     10,118     290,000  SH        Other      1        290,000
Waste Management Inc            COM              94106L109     16,873     700,434  SH        Other      1        700,434
Waters Corp                     COM              941848103     38,187   1,310,900  SH        Other      1      1,310,900
WebMD Corp                      COM              94769M105     32,363   2,977,300  SH        Other      1      2,977,300
Williams Cos. Inc. Del          COM              969457100     21,725   2,750,000  SH        Other      1      2,750,000
Wiltel Communications           COM              972487102      1,110      74,600  SH        Other      1         74,600
Yankee Candle                   COM              984757104     45,274   1,949,800  SH        Other      1      1,949,800
Zebra Technologies              CL A             989207105     15,238     202,500  SH        Other      1        202,500